JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 23, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”),
on behalf of the funds (the “Funds”) listed in Appendix A
File No. 2-95973
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds as dated below. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on April 14, 2020.
Please contact the undersigned at (614) 213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Assistant Secretary

APPENDIX A
J.P. Morgan Income Funds

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
J.P. Morgan International Equity Funds
JPMorgan International Research Enhanced Equity Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented
J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
J.P. Morgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund
Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented
J.P. Morgan Municipal Bond Funds
JPMorgan Municipal Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Enhanced Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase